SCHEDULE OF CONCENTRATION OF RISK (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage	60.00%	49.00%	58.00%	47.00%	51.00%	28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	16.00%	11.00%	15.00%	10.00%	18.00%	0.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	29.00%	3.00%	25.00%	13.00%	0.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage					0.00%	22.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Product Information [Line Items]
Concentration risk percentage					0.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			37.00%		48.00%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			23.00%		25.00%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage			16.00%		0.00%	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%		14.00%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Product Information [Line Items]
Concentration risk percentage					0.00%	46.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%		60.00%	33.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk percentage			51.00%		0.00%	23.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%		26.00%	0.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Four [Member]
Product Information [Line Items]
Concentration risk percentage			12.00%		0.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	11.00%	9.00%	11.00%	0.00%	22.00%